July 31, 2008

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

ATTN: Ms. Patsy Mengiste
      Document Control - EDGAR

RE:   RiverSource High Yield Income Series, Inc.
      RiverSource High Yield Bond Fund

      Post-Effective Amendment No. 45
      File Nos. 2-86637/811-3848

Accession Number: 0000950137-08-009730

Dear Ms. Mengiste:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and Statement of Additional Information for the above-referenced fund does not differ from that contained in Registrant's Post-Effective Amendment No. 45 (Amendment). This Amendment was filed electronically on July 28, 2008.

If you have any questions regarding this filing, please contact either Andrew Kirn at (612) 678-9052 or me at (612) 671-4321.

Sincerely,


/s/ Christopher O. Petersen
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Christopher O. Petersen
Vice President and Group Counsel
Ameriprise Financial, Inc.